Leases	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 6 - Leases

The Company holds a five-year lease for laboratory and office space. The lease has escalating contractual rent and variable rent components and the Company elected to separate the contractual and variable elements for valuing the lease liability and right-to-use asset. The lease does not have any options for extension or expansion. The Company recorded the following lease costs:

	For the period from February 14, 2024 through March 31, 2024 (Successor)	For the period from January 1, 2024 through February 13, 2024 (Predecessor)	For the Three months ended March 31, 2023 (Predecessor)
Operating leases:
Operating lease cost	$118,446	$110,885	$229,331
Variable operating lease cost	90,155	84,401	147,962
Total lease cost	$208,601	$195,286	$377,293

	March 31, 2024	December 31, 2023
	(Successor)	(Predecessor)
Right-of-use assets, net	$2,015,047	$2,189,565
Operating lease liabilities, current	$794,893	$769,092
Operating lease liabilities, non-current	1,366,585	1,575,499
Total operating lease liabilities	$2,161,478	$2,344,591

Weighted-average remaining lease term of operating leases (in years)	2.50	2.75
Weighted-average discount rate for operating leases	9.60%	9.60%

The Company’s interest expense for the period from February 14, 2024 through March 31, 2024 was $26,503. Predecessor’s interest expense for the period from January 1, 2024 through February 13, 2024 and for the three months ended March 31, 2023, was $28,310 and $71,135, respectively.

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the Company’s condensed consolidated balance sheets as of March 31, 2024:

Maturity of the Company’s lease liabilities as of March 31, 2024:

Remainder of 2024	723,293
2025	990,055
2026	726,394
Total lease payments	2,439,742
Less: imputed interest	(278,264)
Total lease liabilities	$2,161,478

NOTE 6 – Leases

As of December 31, 2023 and 2022, the Company holds one five-year lease for laboratory and office space. The lease has escalating contractual rent and variable rent components and the Company elects to separate the contractual and variable elements for valuing the lease liability and right-to-use asset. The lease does not have any options for extension or expansion of the lease. The Company recorded the following lease costs:

	For the year ended December, 31
	2023	2022
Operating leases:
Operating lease cost	$930,913	$917,324
Variable lease cost	637,016	545,220
Total lease cost	$1,567,929	$1,462,544

Cash paid for amounts included in the measurement of lease liabilities	$933,221	$906,040
Right-of-use assets, net	2,189,565	2,846,041
Operating lease liabilities, current	769,092	672,374
Operating lease liabilities, non-current	1,575,499	2,344,590
Total operating lease liabilities	$2,344,591	$3,016,964
Weighted-average remaining lease term of operating leases (in years)	2.75	3.75
Weighted-average discount rate for operating leases	9.60%	9.60%

The interest expense related to leases was $260,848 and $320,790 for years ended December 31, 2023 and 2022, respectively.

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the balance sheets as of December 31, 2023:

Year ending December 31:	Operating Leases
2024	961,218
2025	990,055
2026	726,394
Total lease payments	2,677,667
Less imputed interest	(333,076)
Total lease liabilities	$2,344,591